Schedule of Investments (unaudited)	iShares® U.S. Insurance ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Insurance Brokers — 6.9%
Arthur J Gallagher & Co.	25,279	$4,289,088
Brown & Brown Inc.	32,319	2,271,379
eHealth Inc.(a)	3,329	84,890
		6,645,357
Life & Health Insurance — 26.2%
Aflac Inc.	75,415	4,403,482
American Equity Investment Life Holding Co.	11,352	441,820
Brighthouse Financial Inc.(a)	11,035	571,613
CNO Financial Group Inc.	17,067	406,877
Genworth Financial Inc., Class A(a)	68,778	278,551
Globe Life Inc.	12,824	1,201,865
Lincoln National Corp.	23,420	1,598,649
MetLife Inc.	96,660	6,040,284
National Western Life Group Inc., Class A	319	68,406
Oscar Health Inc., Class A(a)	5,454	42,814
Primerica Inc.	5,453	835,781
Principal Financial Group Inc.	33,988	2,458,352
Prudential Financial Inc.	51,102	5,531,281
Trupanion Inc.(a)	4,730	624,502
Unum Group.	28,241	693,881
		25,198,158
Multi-line Insurance — 11.9%
American International Group Inc.	112,249	6,382,478
American National Group Inc.	1,787	337,457
Assurant Inc.	7,855	1,224,280
Hartford Financial Services Group Inc. (The)	46,926	3,239,771
Horace Mann Educators Corp.	5,624	217,649
		11,401,635
Other Diversified Financial Services — 1.1%
Voya Financial Inc.	15,046	997,700

Property & Casualty Insurance — 52.5%
Allstate Corp. (The)	39,243	4,616,939
Ambac Financial Group Inc.(a)	6,484	104,068
American Financial Group Inc./OH	9,130	1,253,732
AMERISAFE Inc.	2,694	145,018
Arch Capital Group Ltd.(a)	53,238	2,366,429
Argo Group International Holdings Ltd.	4,832	280,787
Assured Guaranty Ltd.	9,654	484,631
Axis Capital Holdings Ltd.	10,660	580,650
Chubb Ltd.	58,233	11,257,021
Cincinnati Financial Corp.	20,662	2,354,022
CNA Financial Corp.	3,776	166,446
Employers Holdings Inc.	3,556	147,147
Erie Indemnity Co., Class A, NVS	3,447	664,099
First American Financial Corp.	15,154	1,185,497
Hanover Insurance Group Inc. (The)	4,916	644,291
James River Group Holdings Ltd.	5,055	145,634

Security	Shares	Value

Property & Casualty Insurance (continued)
Kemper Corp.	8,274	$486,428
Kinsale Capital Group Inc.	2,963	704,868
Lemonade Inc.(a)(b)	5,297	223,057
Loews Corp.	27,631	1,595,967
Markel Corp.(a)	1,885	2,326,090
MBIA Inc.(a)	6,640	104,846
Mercury General Corp.	3,694	196,004
Old Republic International Corp.	39,430	969,189
Palomar Holdings Inc.(a)	3,349	216,915
ProAssurance Corp.	7,329	185,424
Progressive Corp. (The)	79,096	8,119,204
RLI Corp.	5,502	616,774
Root Inc./OH, Class A(a)	14,186	43,977
Safety Insurance Group Inc.	1,929	164,023
Selective Insurance Group Inc.	8,309	680,839
State Auto Financial Corp.	2,485	128,450
Travelers Companies Inc. (The)	33,258	5,202,549
United Fire Group Inc.	2,937	68,109
W R Berkley Corp.	19,240	1,585,184
White Mountains Insurance Group Ltd.	413	418,741
		50,433,049
Reinsurance — 1.3%
Alleghany Corp.(a)	1,889	1,261,078

Total Common Stocks — 99.9%
(Cost: $84,029,635)		95,936,977

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	226,247	226,314
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	190,000	190,000
		416,314
Total Short -Term Investments — 0.4%
(Cost: $416,337)		416,314

Total Investments in Securities — 100.3%
(Cost: $84,445,972)		96,353,291

Other Assets, Less Liabilities — (0.3)%		(259,792)

Net Assets — 100.0%		$96,093,499

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Insurance ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$207,497	$18,954	(a)	$—	$(108)	$(29)	$226,314	226,247	$2,017	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	10,000	(a)	—	—	—	190,000	190,000	8		—
					$(108)	$(29)	$416,314		$2,025		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	1	03/18/22	$120	$(1,564)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$95,936,977	$—	$—	$95,936,977
Money Market Funds	416,314	—	—	416,314
	$96,353,291	$—	$—	$96,353,291
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,564)	$—	$—	$(1,564)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Insurance ETF
December 31, 2021

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

3